Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash Flows From Operating Activities:
Net income	$ 2,282	$ 267	$ 13,047	$ 96,719	$ 22,848	$ 110,915	$ 1,212	$ 70,137		$ 27,045
Adjustments to reconcile net income to net cash used in operating activities:
Depletion, depreciation and amortization	105						423	1,272		3,817
Impairment of long-lived assets								1,440
Dry hole costs	5,546						5,617	40,467
Impairment of oil and gas properties costs				3,335		3,335	2,900	3,335	[1]
Amortization of debt financing costs	183						690	975		793
Amortization of discount on debt							543	2,876		1,308
Debt conversion expense	1,939						2,915
Gain on sale of assets								(106,225)
Allowance for account and note receivable							5,180
Loss on early extinguishment of debt							5,425	10,983
Write-off of accounts payable, carry obligation							(3,596)
Net income from equity affiliate	(16,896)	(18,456)	(39,725)	(36,740)	(60,024)	(55,216)	(67,769)	(73,451)		(66,291)
Share-based compensation charges	886						3,500	4,642		4,234
Unrealized (gain) loss on warrant derivative	(432)	2,516	1,209	(4,544)	960	(8,800)	600	(9,786)	[2]	(344)	[2]
Other current liabilities							906	2,632
Changes in Operating Assets and Liabilities:
Accounts and notes receivables	1,602						9,542	(10,025)		3,826
Prepaid expenses and other	(533)						(718)	4,065		(2,579)
Other assets	(378)						(87)	(4,180)		558
Accounts payable - trade	(4,833)						(3,411)	(623)		10,905
Accrued expenses	(2,225)						4,757	7,475		(2,657)
Accrued interest	(902)						(238)	(942)		(4,239)
Other long-term liabilities	41						200	(927)		1,501
Income taxes payable	261						(587)	617		(1,018)
Net Cash Used In Operating Activities	(13,354)						(26,405)	(55,243)	[3],[4]	(8,126)	[3],[4]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of assets				(217,833)				218,823
Additions of property and equipment	(11,978)						(23,575)	(72,180)		(14,386)
Additions to assets held for sale								(33,930)		(45,066)
Proceeds from sale of equity affiliate								1,385
Advances to equity affiliate	4						(414)	(682)		3,221
Increase (decrease) in restricted cash							200	(1,200)
Net Cash Provided By (Used In) Investing Activities	(11,974)						(23,789)	112,216	[3],[4]	(56,231)	[3],[4]
Cash Flows From Financing Activities:
Net proceeds from issuances of common Stock							719	924		1,674
Proceeds from long term debt							66,480			92,000
Financing costs	(66)						(3,324)	(189)		(2,931)
Net Cash Provided By (Used In) Financing Activities	(66)						63,875	(56,730)		90,743
Net Decrease in Cash and Cash Equivalents	(25,394)						13,681	243		26,386
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	58,946	58,703	58,946	58,703	58,946	58,703	58,946	58,703		32,317
Cash and Cash Equivalents at End of Period	33,552		28,746		20,419		72,627	58,946		58,703
As Previously Reported [Member]
Cash Flows From Operating Activities:
Net income	1,902	4,509	14,569	97,920	24,422	109,223		68,071		28,112
Adjustments to reconcile net income to net cash used in operating activities:
Depletion, depreciation and amortization	105	934	210	1,053	316	1,164
Impairment of long-lived assets		1,440		4,707		4,707
Dry hole costs	5,546		5,617		5,617
Amortization of debt financing costs	622	270	726	530	898	753
Amortization of discount on debt		538		816		816
Debt conversion expense	1,939		1,939		2,502
Gain on sale of assets				(103,933)		(103,969)
Allowance for account and note receivable			5,180		5,180
Loss on early extinguishment of debt				7,533		7,533
Write-off of accounts payable, carry obligation			(3,596)		(3,596)
Net income from equity affiliate	(16,758)	(18,494)	(39,419)	(36,740)	(59,651)	(55,216)		(73,451)		(66,291)
Share-based compensation charges	886	1,114	2,124	2,673	2,809	3,659
Changes in Operating Assets and Liabilities:
Accounts and notes receivables	1,602	(3,696)	6,182	(2,887)	9,086	(5,971)
Advances to equity affiliate	4	(146)	(150)	(296)	(302)	(582)
Prepaid expenses and other	(533)	2,600	(950)	3,061	(1,693)	2,330
Accounts payable - trade	(4,833)	2,119	(6,337)	8,168	(6,429)	6,558
Accrued expenses	(2,225)	2,071	(2,177)	(2,469)	(1,562)	(1,533)
Accrued interest	(902)	(925)	(971)	(418)	(1,329)	(1,269)
Other long-term liabilities	41	434	48	(701)	146	(877)
Income taxes payable	261	211	533	6,061	861	2,834
Net Cash Used In Operating Activities	(12,343)	(7,021)	(16,472)	(14,922)	(22,725)	(29,840)		(52,737)	[3],[4]	(5,296)	[3],[4]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of assets				217,833		217,833
Additions of property and equipment	(12,607)	(8,361)	(14,205)	(28,067)	(16,252)	(58,474)
Additions to assets held for sale		(15,633)		(31,742)		(31,422)
Proceeds from sale of equity affiliate		1,273		1,385		1,385
Increase (decrease) in restricted cash		(4,490)	1,200	(7,323)	1,200
Investment costs	(378)	(34)	(829)	(62)	(984)	(876)
Net Cash Provided By (Used In) Investing Activities	(12,985)	(27,245)	(13,834)	152,024	(16,036)	128,446		109,710	[3],[4]	(59,061)	[3],[4]
Cash Flows From Financing Activities:
Net proceeds from issuances of common Stock		416	273	416	700	924
Proceeds from long term debt				(60,000)		(60,000)
Financing costs	(66)	(189)	(167)	(189)	(466)	(189)
Net Cash Provided By (Used In) Financing Activities	(66)	227	106	(59,773)	234	(59,265)		(56,730)		90,743
Net Decrease in Cash and Cash Equivalents	(25,394)	(34,039)	(30,200)	77,329	(38,527)	39,341		243		26,386
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	58,946	58,703	58,946	58,703	58,946	58,703	58,946	58,703		32,317
Cash and Cash Equivalents at End of Period	33,552	24,664	28,746	136,032	20,419	98,044		58,946		58,703
As RESTATED [Member]
Cash Flows From Operating Activities:
Net income	2,282	267	13,047	96,719	22,848	110,915		70,137		27,045
Adjustments to reconcile net income to net cash used in operating activities:
Depletion, depreciation and amortization	105	934	210	1,053	316	1,164
Impairment of long-lived assets		1,440		1,440		1,440
Dry hole costs	5,546		5,617		5,617
Impairment of oil and gas properties costs				3,335		3,335		3,335	[1]
Amortization of debt financing costs	183	270	287	530	377	753
Amortization of discount on debt		2,116		2,876		2,876
Debt conversion expense	1,939		1,939		2,758
Gain on sale of assets				(103,933)		(103,969)
Allowance for account and note receivable			5,180		5,180
Loss on early extinguishment of debt				10,983		10,983
Write-off of accounts payable, carry obligation			(3,596)		(3,596)
Net income from equity affiliate	(16,896)	(18,456)	(39,725)	(36,740)	(60,024)	(55,216)		(73,451)		(66,291)
Share-based compensation charges	886	1,114	2,124	2,673	2,809	3,659
Unrealized (gain) loss on warrant derivative	(432)	2,516	1,209	(4,544)	960	(8,800)		(9,786)	[2]	(344)	[2]
Other current liabilities		425		425		425
Changes in Operating Assets and Liabilities:
Accounts and notes receivables	1,602	(3,696)	6,182	(2,887)	9,086	(5,971)
Prepaid expenses and other	(533)	2,600	(950)	3,061	(1,693)	2,330
Other assets	(378)	(34)	(829)	(62)	(984)	(876)
Accounts payable - trade	(4,833)	2,119	(6,337)	8,168	(6,429)	6,558
Accrued expenses	(2,225)	2,071	(2,177)	(2,469)	(1,830)	(1,533)
Accrued interest	(902)	(1,158)	(971)	(814)	(1,329)	(1,665)
Other long-term liabilities	41	434	48	(701)	146	(877)
Income taxes payable	261	182	532	6,032	862	2,793
Net Cash Used In Operating Activities	(13,354)	(6,856)	(18,210)	(14,855)	(24,926)	(31,676)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of assets				217,833		217,833
Additions of property and equipment	(11,978)	(8,414)	(13,146)	(27,900)	(14,733)	(56,932)
Additions to assets held for sale		(15,633)		(31,742)		(31,422)
Proceeds from sale of equity affiliate		1,273		1,385		1,385
Advances to equity affiliate	4	(146)	(150)	(296)	(302)	(582)
Increase (decrease) in restricted cash		(4,490)	1,200	(7,323)	1,200
Net Cash Provided By (Used In) Investing Activities	(11,974)	(27,410)	(12,096)	151,957	(13,835)	130,282
Cash Flows From Financing Activities:
Net proceeds from issuances of common Stock		416	273	416	700	924
Proceeds from long term debt				(60,000)		(60,000)
Financing costs	(66)	(189)	(167)	(189)	(466)	(189)
Net Cash Provided By (Used In) Financing Activities	(66)	227	106	(59,773)	234	(59,265)
Net Decrease in Cash and Cash Equivalents	(25,394)	(34,039)	(30,200)	77,329	(38,527)	39,341
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	58,946	58,703	58,946	58,703	58,946	58,703	58,946	58,703
Cash and Cash Equivalents at End of Period	$ 33,552	$ 24,664	$ 28,746	$ 136,032	$ 20,419	$ 98,044		$ 58,946		$ 58,703

[1]	Reclassification of impairment of oil and gas properties expense in 2011 of $3,335 thousand that was previously erroneously presented as exploration expense.
[2]	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.
[3]	For 2011, relates to the $2,288 thousand of lease maintenance costs, exploration overhead and $900 thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $(682) thousand were previously erroneously classified as an operating activity rather than an investing activity.
[4]	For 2010, relates to $167 thousand of lease maintenance costs and $(558) thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $3,221 thousand were improperly classified as an operating activity rather than an investing activity.